Disclosure of Detailed Information About Restricted Stock Units Outstanding (Details) - Restricted stock units [member] - shares		12 Months Ended
	May 08, 2020	Aug. 31, 2021	Aug. 31, 2020
IfrsStatementLineItems [Line Items]
Number of warrants, outstanding, beginning balance		402,372
Outstanding RSU's, Issued on acquisition of Frankly	50,037		50,037
Outstanding RSU's, Granted		353,467	379,001
Outstanding RSU's, Vested		(277,749)	(26,666)
Outstanding RSU's, Cancelled		(11,855)
Outstanding RSU's, Issued on acquisition of SideQik		23,939
Number of warrants, outstanding, Ending balance		490,174	402,372